UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Needham Investment Management L.L.C.

Address:  445 Park Avenue
          New York, NY 10022

13F File Number:  028-10095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Glen W. Albanese
Title:    Chief Financial Officer
Phone:    (212) 371-8300


Signature, Place and Date of Signing:

/s/ Glen W. Albanese            New York, New York           August 18, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


     None                                       None
    --------------------------------------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $570.0
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                 Name

1. 028-11514                                         Needham Growth Fund


                                                  FORM 13F INFORMATION TABLE




COLUMN 1                COLUMN  2        COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                      VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP       (X$1000)     PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE     SHARED  NONE
--------------          --------------    -----       --------     -------   --- ----   ----------  --------   ----     ------  ----
ADVANCED PHOTONIX INC   CL A              00754E107   570          333,333   SH         DEFINED     1          333,333








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